Offerings - Offering: 1 shares in Millions	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0001 per share
Amount Registered | shares	6
Proposed Maximum Offering Price per Unit	8.87
Maximum Aggregate Offering Price	$ 53,220,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,349.69
Offering Note

(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”) of Entravision Communications Corporation. (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2004 Equity Incentive Plan (the “2004 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock.

(2) Represents additional shares of Class A Common Stock that were added to the shares authorized for issuance under the 2004 Plan.

(3) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $8.87 per share, which is the average of the high and low prices of Class A Common Stock on June 8, 2026, as reported on the New York Stock Exchange.